Condensed Consolidated Statement of Equity (Including Dala Petroleum) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance at Jan. 16, 2014	$ 0	$ 0	$ 0	$ 0
Beginning Balance - shares at Jan. 16, 2014	0
Contributed assets in exchange for common stock, value	1,000	1,897,947	0	1,897,947
Contributed assets in exchange for common stock, shares	1,000,000
Dividends on preferred stock				0
Net loss			(75,936)	(75,936)
Ending Balance at May. 21, 2014	1,000	1,897,947	(75,936)	1,823,010
Ending Balance - shares at May. 21, 2014	1,000,000
Beginning Balance at Jan. 16, 2014	0	0	0	0
Beginning Balance - shares at Jan. 16, 2014	0
Contributed assets in exchange for common stock, value	10,000	1,888,947		1,898,947
Contributed assets in exchange for common stock, shares	10,000,000
Recapitalization from Reverse Merger, value	2,500	(153,544)		(151,044)
Recapitalization from Reverse Merger, shares	2,500,000
Derivatives related to preferred stock and warrants		(106,763)		(106,763)
Offering costs related to issuance of preferred stock		(35,000)		(35,000)
Stock-based compensation		11,088		11,088
Dividends on preferred stock			(13,018)	(13,018)
Net loss			(326,744)	(326,744)
Ending Balance at Jun. 30, 2014	$ 12,500	$ 1,604,728	$ (339,762)	$ 1,277,466
Ending Balance - shares at Jun. 30, 2014	12,500,000